Goodwill (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jul. 31, 2022	Jan. 31, 2022
Goodwill [Line Items]
Balance	$ 608,761	$ 565,177
Adjustments on account of foreign exchange	(8,812)	(6,107)
Balance	671,802	608,761
QuestaWeb
Goodwill [Line Items]
Goodwill Acquired During Period		21,691
Portrix
Goodwill [Line Items]
Goodwill Acquired During Period		15,032
GreenMile
Goodwill [Line Items]
Goodwill Acquired During Period		$ 12,968
Net CHB, LLC
Goodwill [Line Items]
Goodwill Acquired During Period	26,797
Foxtrot
Goodwill [Line Items]
Goodwill Acquired During Period	1,527
XPS
Goodwill [Line Items]
Goodwill Acquired During Period	$ 43,529